STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)				1 Months Ended				2 Months Ended		3 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Jan. 02, 2020	Dec. 27, 2018	Jun. 29, 2018	Mar. 19, 2020	Nov. 30, 2019	Nov. 18, 2019	Apr. 25, 2019	Mar. 11, 2020	Mar. 11, 2020	Mar. 31, 2020	Nov. 18, 2019	Dec. 17, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 30, 2019
Common stock, authorized										500,000,000			500,000,000	500,000,000
Common stock par value (in dollars per share)										$ 0.0001			$ 0.0001	$ 0.0001
Common stock, issued										157,529,712			128,902,124	8,883,922
Common stock, outstanding										157,529,712			128,902,124	8,883,922
Number of shares issued on debt conversion						17,641,713						99,106,803
Debt conversion						$ 2,792,648
Net loss of conversion						791,857
Net loss on exchange						$ 2,838,599
Preferred stock, authorized										25,000,000			25,000,000	25,000,000
Preferred stock, par value (in dollars per share)										$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, issued										0			0	0
Preferred stock, outstanding										0			0	0
Shares issued for services (in shares)											3,177,015
Shares issued for services										$ 30,000	$ 200,400		$ 162,254	$ 34,739
Options intrinsic value, outstanding										$ 0			0	$ 0
stockholders, description					The Company filed a Certificate of Change with the Secretary of State of the State of Nevada to effect a reverse split of Company's common stock at a ratio of 1-for-10 (the "Reverse Stock Split"), effective on November 1, 2019. As a result of the Reverse Stock Split, each ten (10) pre-split shares of common stock outstanding was automatically combined into one (1) new share of common stock without any further action on the part of the holders, and the number of outstanding shares common stock was reduced from 320,477,867 shares to 32,047,886 shares, after taking into account rounding up for fractional shares.
stock options issued
Gross proceeds of common stock										$ 33,000			65,000
Shares of common stock										2,047,500
Restricted stock awards expense										$ 313,830
Warrants outstanding intrinsic value										$ 0			$ 0
Labrys fund, LP [Member]
Shares issued for services (in shares)							82,572
Shares issued for services							$ 165,254
Gaston Pereira [Member]
stock options issued															1,000,000
Share Option Plan [Member]
Maximum number of securities available										8,000,000			8,000,000
Maximum number of shares of common stock awarded to any individual													1,000,000
Director [Member] | Share Option Plan [Member] | Restricted Stock [Member]
Common stock, outstanding		2,000,000
Shares issued for services (in shares)		70,000	120,000
Shares issued for services		$ 2,975	$ 49,200
Supplier [Member]
Shares issued for services (in shares)										535,714
Shares issued for services										$ 30,000
Subscription Agreements [Member] | Investor [Member]
Gross proceeds of common stock				$ 33,000
Shares of common stock				1,400,000
Warrants exercisable										1,000,000
Shares of common stock issued to investors										1,000,000
Shares of common stock for subscription proceeds										$ 25,000
Debt Exchange Agreements [Member]
Number of shares issued on debt conversion									2,504,110
Debt conversion									$ 35,328
Net loss of conversion									50,082
Net loss on exchange									$ 120,889
Debt Conversion Notices [Member]
Number of shares issued on debt conversion								1,692,764
Chief Executive Officer [Member] | Employment Agreement [Member]
Value of restricted common stock										$ 251,064
Shares of restricted common stock										5,123,750
Market price of common stock on grant date										$ 0.049
Executive Officer [Member] | Restricted Stock [Member]
Shares issued for services (in shares)	20,495,000
Executive Officer [Member] | Share Option Plan [Member]
Shares issued for services		$ 79,606
Exercise price		$ 0.04
Director [Member]
Shares issued for services (in shares)										2,000,000
Shares issued for services										$ 88,000